Parametric International Equity Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 8.9%
Abacus Property Group	53,600	$142,620
Adelaide Brighton, Ltd.	26,000	79,442
Alumina, Ltd.	55,500	87,822
Amcor, Ltd.	17,100	193,296
AMP, Ltd.	110,100	176,483
Ansell, Ltd.	5,999	114,211
APA Group	199,600	1,354,919
ARB Corp., Ltd.	5,909	75,577
Aristocrat Leisure, Ltd.	21,900	403,148
Atlas Arteria, Ltd.	33,880	167,302
Atlassian Corp. PLC, Class A(1)	10,500	1,156,575
Aurizon Holdings, Ltd.	93,250	312,901
AusNet Services	540,484	676,678
Australia and New Zealand Banking Group, Ltd.	31,300	600,477
Australian Pharmaceutical Industries, Ltd.	100,174	101,762
BHP Group, Ltd.	41,800	1,106,126
Boral, Ltd.	21,487	73,564
Brambles, Ltd.	67,000	569,345
Bravura Solutions, Ltd.	34,000	138,492
BWP Trust	66,800	174,328
Caltex Australia, Ltd.	17,400	333,650
carsales.com, Ltd.	45,117	428,616
Charter Hall Retail REIT	49,000	160,741
Cimic Group, Ltd.	4,546	162,173
Cleanaway Waste Management, Ltd.	110,518	175,502
Coca-Cola Amatil, Ltd.	52,900	328,144
Cochlear, Ltd.	2,716	359,014
Coles Group, Ltd.(1)	75,100	667,729
Commonwealth Bank of Australia	17,020	894,490
Computershare, Ltd.	48,800	613,916
Corporate Travel Management, Ltd.	4,900	92,198
Cromwell Property Group	233,500	185,230
Crown Resorts, Ltd.	25,500	239,037
CSL, Ltd.	15,120	2,120,758
CSR, Ltd.	25,925	65,126
Dexus	45,000	397,293
Domino’s Pizza Enterprises, Ltd.	3,000	90,940
DuluxGroup, Ltd.	13,768	94,651
Evolution Mining, Ltd.	44,676	100,708
Flight Centre Travel Group, Ltd.	5,800	157,117
Fortescue Metals Group, Ltd.	27,000	136,437
GPT Group (The)	81,100	328,054
GrainCorp, Ltd., Class A	34,700	220,058
GUD Holdings, Ltd.	8,300	69,164
GWA Group, Ltd.	32,000	76,001

Security	Shares	Value
Hansen Technologies, Ltd.	30,805	$65,425
Harvey Norman Holdings, Ltd.	37,504	110,267
IDP Education, Ltd.	14,400	158,466
Incitec Pivot, Ltd.	42,949	102,064
Inghams Group, Ltd.	91,800	288,066
InvoCare, Ltd.	7,600	82,003
IRESS, Ltd.	24,500	247,633
James Hardie Industries PLC CDI	11,700	159,182
JB Hi-Fi, Ltd.	6,499	118,122
Link Administration Holdings, Ltd.	75,000	402,297
Mirvac Group	185,300	370,950
National Australia Bank, Ltd.	27,915	498,423
National Storage REIT(1)	96,600	121,825
Navitas, Ltd.	32,100	130,932
Newcrest Mining, Ltd.	10,706	189,124
nib Holdings, Ltd.	46,300	187,696
Nine Entertainment Co. Holdings, Ltd.	385,413	475,082
Northern Star Resources, Ltd.	21,400	123,918
Oil Search, Ltd.	83,300	456,186
Orica, Ltd.	5,800	76,045
Orora, Ltd.	42,869	91,603
Premier Investments, Ltd.	7,193	86,599
Qantas Airways, Ltd.	60,000	237,343
Qube Holdings, Ltd.	99,942	199,494
Ramsay Health Care, Ltd.	4,300	198,023
Rio Tinto, Ltd.	5,548	373,948
Santos, Ltd.	111,636	564,946
Scentre Group	259,000	698,652
Shopping Centres Australasia Property Group	118,852	214,734
Sonic Healthcare, Ltd.	19,100	345,402
Southern Cross Media Group, Ltd.	275,000	244,282
Spark Infrastructure Group	437,030	697,152
SpeedCast International, Ltd.	89,600	245,073
Star Entertainment Group, Ltd. (The)	62,300	199,484
Sydney Airport	61,800	332,184
Technology One, Ltd.	75,000	465,141
Telstra Corp., Ltd.	567,600	1,351,934
Transurban Group	93,570	886,055
Vicinity Centres	167,293	300,012
Viva Energy Group, Ltd.(2)	122,000	190,076
Washington H. Soul Pattinson & Co., Ltd.	13,800	223,823
Wesfarmers, Ltd.	42,000	1,066,056
Westpac Banking Corp.	38,900	755,687
Woodside Petroleum, Ltd.	46,600	1,161,725
Woolworths Group, Ltd.	71,800	1,612,091

		$33,307,040

Austria — 1.1%
ams AG	19,000	$802,033
ANDRITZ AG	7,000	334,292
CA Immobilien Anlagen AG	5,940	208,366
DO & Co. AG	1,870	158,053
Erste Group Bank AG	9,084	363,506
EVN AG	5,000	74,806

Security	Shares	Value
IMMOFINANZ AG	9,282	$238,056
Lenzing AG	1,180	132,650
Oesterreichische Post AG	3,050	118,774
OMV AG	9,350	501,526
Porr AG	3,440	91,653
Rhi Magnesita NV	2,046	132,598
Telekom Austria AG	42,900	321,587
UNIQA Insurance Group AG	14,300	152,395
Verbund AG	8,200	407,188
Wienerberger AG	9,550	219,468

		$4,256,951

Belgium — 2.2%
Ageas	5,900	$311,788
AGFA-Gevaert NV(1)	19,500	84,360
Anheuser-Busch InBev SA/NV	12,500	1,111,339
Barco NV	1,818	323,343
Befimmo SA	3,060	175,383
Bekaert SA	11,000	301,064
bpost SA	23,800	286,529
Colruyt SA	1,550	111,893
D’ieteren SA/NV	5,100	211,236
Econocom Group SA/NV	45,600	190,235
Elia System Operator SA/NV	4,210	284,152
Euronav SA	34,700	328,718
Fagron	6,200	123,144
Gimv NV	1,000	60,136
Ion Beam Applications(1)	6,500	117,137
KBC Group NV	7,540	559,738
Materialise NV ADR(1)	8,000	133,280
Mithra Pharmaceuticals SA(1)	3,200	91,863
Proximus SA	19,900	557,341
Retail Estates NV	1,500	140,027
Sofina SA	780	160,674
Solvay SA	5,464	658,826
Telenet Group Holding NV	9,400	499,260
Tessenderlo Group SA(1)	4,400	159,115
UCB SA	7,390	587,349
Warehouses De Pauw CVA	4,300	645,290

		$8,213,220

Denmark — 2.2%
Alm Brand A/S	9,000	$85,972
Ascendis Pharma A/S ADR(1)	1,000	111,380
Bakkafrost P/F	2,234	114,745
Carlsberg A/S, Class B	6,070	784,856
Chr. Hansen Holding A/S	5,800	592,650
Danske Bank A/S	29,400	522,548
Dfds A/S	2,300	109,356
DSV A/S	3,700	342,871
GN Store Nord A/S	3,600	184,519
H Lundbeck AS	1,459	61,509
ISS A/S	4,580	142,629
Jyske Bank A/S	2,000	80,669

Security	Shares	Value
Netcompany Group AS(1)(2)	2,900	$103,464
Nilfisk Holding A/S(1)	2,150	90,937
Novo Nordisk A/S, Class B	16,300	798,611
Novozymes A/S, Class B	13,000	606,779
Orsted A/S(2)	15,750	1,207,872
Pandora A/S	14,000	588,059
Ringkjoebing Landbobank A/S	2,260	145,973
Rockwool International A/S, Class B	460	123,072
Royal Unibrew A/S	2,700	193,745
Scandinavian Tobacco Group AS(2)	5,600	66,628
SimCorp A/S	4,300	422,132
Topdanmark A/S	2,527	136,344
Tryg A/S	3,700	113,237
Vestas Wind Systems A/S	4,900	443,371

		$8,173,928

Finland — 2.1%
Citycon Oyj	10,079	$102,985
Cramo Oyj	3,655	76,923
DNA Oyj	11,250	268,025
Elisa Oyj	15,300	649,762
Fortum Oyj	40,900	867,510
Huhtamaki Oyj	4,124	157,706
Kemira Oyj	9,600	136,066
Kesko Oyj, Class B	11,800	613,599
Kone Oyj, Class B	7,900	434,091
Metsa Board Oyj	21,700	121,389
Neste Oyj	25,660	848,132
Nokia Oyj	136,300	716,204
Nordea Bank AB	62,500	491,709
Orion Oyj, Class B	18,500	616,873
Sampo Oyj, Class A	7,880	360,810
Terveystalo Oyj(2)	16,200	163,085
Tieto Oyj	2,033	57,883
Tokmanni Group Corp.	56,400	493,892
UPM-Kymmene Oyj	18,100	511,050
Valmet Oyj	3,811	104,982
Wartsila Oyj Abp	11,154	178,603
YIT Oyj	13,000	79,765

		$8,051,044

France — 8.9%
Aeroports de Paris	489	$99,616
Air Liquide SA	18,191	2,419,982
Airbus SE	5,137	703,408
Alstom SA	2,298	101,106
Alten SA	2,800	305,793
Altran Technologies SA	25,000	325,938
Arkema SA	3,800	390,171
Atos SE	5,000	515,554
AXA SA	42,840	1,142,395
Bureau Veritas SA	4,718	119,595
Carrefour SA	19,800	385,903
Christian Dior SE	216	106,960

Security	Shares	Value
Cie Generale des Etablissements Michelin SCA	1,700	$219,828
CNP Assurances	10,100	238,570
Covivio	9,000	974,068
Credit Agricole SA	36,900	506,712
Criteo SA ADR(1)	5,000	98,900
Dassault Systemes SE	7,370	1,167,135
Edenred	4,250	200,378
Eiffage SA	1,270	132,602
Elior Group SA(2)	3,613	50,048
Elis SA	4,300	76,740
Engie SA	100,495	1,491,597
EssilorLuxottica SA	5,834	710,806
Eurazeo SE	2,700	211,909
Eutelsat Communications SA	9,800	177,114
Fnac Darty SA(1)	1,400	123,080
Gaztransport Et Technigaz SA	1,000	90,490
Gecina SA	7,440	1,111,639
Getlink SE	10,600	170,617
Hermes International	370	260,320
Imerys SA	2,000	106,570
Ingenico Group SA	4,930	416,093
JCDecaux SA	3,200	104,897
L’Oreal SA	5,142	1,414,320
Lagardere SCA	6,798	185,149
Legrand SA	3,162	232,574
LVMH Moet Hennessy Louis Vuitton SE	3,070	1,205,335
Neopost SA	5,400	132,455
Orange SA	119,900	1,873,863
Pernod-Ricard SA	5,350	932,863
Peugeot SA	5,850	153,380
Publicis Groupe SA	8,370	497,482
Remy Cointreau SA	2,000	266,502
Renault SA	2,980	203,315
Rubis SCA	7,000	383,951
Safran SA	2,850	415,419
Sanofi	35,400	3,088,624
SCOR SE	7,100	289,855
SEB SA	492	90,140
Societe BIC SA	850	73,224
Societe Generale SA	19,400	615,203
Sodexo SA	2,760	316,455
Suez	25,209	354,334
Talend SA ADR(1)	5,300	262,774
Teleperformance	618	118,805
Thales SA	1,146	136,921
Total SA	51,840	2,881,825
Unibail-Rodamco-Westfield	5,223	898,399
Veolia Environnement SA	34,000	804,184
Vinci SA	4,433	447,716
Virbac SA(1)	440	78,377

		$33,609,978

Germany — 8.7%
Aareal Bank AG	5,640	$197,277

Security	Shares	Value
adidas AG	2,970	$765,036
Allianz SE	6,911	1,670,486
alstria office REIT AG	22,239	349,168
Axel Springer SE	5,100	288,862
BASF SE	22,831	1,863,944
Bayerische Motoren Werke AG	6,100	520,381
Bayerische Motoren Werke AG, PFC Shares	2,656	196,387
Bechtle AG	1,900	195,598
Beiersdorf AG	10,714	1,172,334
Brenntag AG	3,500	188,869
CANCOM SE	3,700	187,271
Carl Zeiss Meditec AG	2,900	285,243
Continental AG	2,620	434,634
Covestro AG(2)	5,800	318,696
Delivery Hero SE(1)(2)	6,407	295,358
Deutsche Boerse AG	3,764	502,955
Deutsche EuroShop AG	11,260	338,398
Deutsche Lufthansa AG	6,130	148,308
Deutsche Post AG	14,859	516,505
Deutsche Telekom AG	135,815	2,275,567
Deutsche Wohnen SE	21,641	974,829
Dialog Semiconductor PLC(1)	6,400	248,987
Evonik Industries AG	7,050	210,461
Evotec SE(1)	8,500	212,153
Fielmann AG	1,390	98,828
Fraport AG	716	59,604
Fresenius Medical Care AG & Co. KGaA	5,830	491,372
Fresenius SE & Co. KGaA	11,100	631,200
Fuchs Petrolub SE, PFC Shares	3,000	130,808
GEA Group AG	2,527	70,801
Gerresheimer AG	3,000	226,027
Grand City Properties SA	12,766	300,818
Hannover Rueck SE	1,570	237,085
HeidelbergCement AG	5,000	404,600
Henkel AG & Co. KGaA	11,507	1,097,294
Hochtief AG	680	101,666
HUGO BOSS AG	2,780	194,250
Innogy SE(2)	17,568	815,666
KION Group AG	1,800	123,827
KWS Saat SE	1,025	69,547
LEG Immobilien AG	4,621	539,176
Merck KGaA	3,400	362,408
Metro AG	30,878	524,664
MorphoSys AG(1)	1,650	164,095
MTU Aero Engines AG	820	193,462
Muenchener Rueckversicherungs-Gesellschaft AG	2,455	610,936
Nemetschek SE	1,300	240,500
Osram Licht AG	1,420	48,841
ProSiebenSat.1 Media SE	19,800	313,009
Puma SE	350	216,781
Rational AG	114	76,981
Rheinmetall AG	1,350	155,558
RWE AG	47,550	1,219,659

Security	Shares	Value
RWE AG, PFC Shares	13,100	$334,809
SAP SE	19,783	2,550,193
Sartorius AG, PFC Shares	1,950	358,028
Siemens AG	13,132	1,574,556
Siemens Healthineers AG(2)	7,200	308,191
Software AG	5,200	198,454
Suedzucker AG	31,389	483,056
Symrise AG	3,400	327,260
TAG Immobilien AG	15,000	337,800
Talanx AG(1)	1,940	77,639
Telefonica Deutschland Holding AG(2)	102,694	333,482
TLG Immobilien AG	9,950	293,134
TUI AG	23,141	257,685
Uniper SE	25,000	758,586
VERBIO Vereinigte BioEnergie AG	4,576	39,700
Zalando SE(1)(2)	6,600	311,035

		$32,620,778

Hong Kong — 4.4%
AIA Group, Ltd.	151,200	$1,548,203
Alibaba Health Information Technology, Ltd.(1)	500,000	598,882
ASM Pacific Technology, Ltd.	34,600	401,326
Bank of East Asia, Ltd. (The)	66,000	208,329
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	108,000	204,727
BOC Hong Kong Holdings, Ltd.	70,000	313,755
Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	0
Cafe de Coral Holdings, Ltd.	38,000	93,623
Champion REIT	76,000	64,360
China Goldjoy Group, Ltd.	996,000	40,057
Chow Tai Fook Jewellery Group, Ltd.	78,600	84,125
CK Asset Holdings, Ltd.	45,000	361,824
CK Hutchison Holdings, Ltd.	86,500	909,453
CLP Holdings, Ltd.	78,500	890,949
Esprit Holdings, Ltd.(1)	257,000	52,165
First Pacific Co., Ltd.	282,000	116,957
Fortune REIT	70,000	90,693
Galaxy Entertainment Group, Ltd.	90,000	674,031
Global Cord Blood Corp.	20,900	140,866
Hang Lung Group, Ltd.	48,000	143,155
Hang Lung Properties, Ltd.	57,000	134,162
Hang Seng Bank, Ltd.	12,000	315,283
Henderson Land Development Co., Ltd.	37,152	228,973
HK Electric Investments & HK Electric Investments, Ltd.	224,000	219,506
HKBN, Ltd.	228,000	408,306
HKT Trust and HKT, Ltd.	427,000	662,023
Hong Kong & China Gas Co., Ltd.	383,210	914,821
Hongkong Land Holdings, Ltd.	27,800	194,097
Hutchison Telecommunications Hong Kong Holdings, Ltd.	180,000	76,235
Hysan Development Co., Ltd.	18,000	100,885
Jardine Matheson Holdings, Ltd.	9,000	592,471
Jardine Strategic Holdings, Ltd.	7,900	298,850
Kerry Properties, Ltd.	26,000	111,290
Li & Fung, Ltd.	630,000	104,676
Lifestyle International Holdings, Ltd.	40,000	69,713

Security	Shares	Value
Link REIT	41,500	$484,884
Luk Fook Holdings International, Ltd.	27,000	96,741
Macau Legend Development, Ltd.	273,000	43,860
Madison Holdings Group, Ltd.(1)	760,000	71,745
Melco Resorts & Entertainment, Ltd. ADR	10,200	256,020
MGM China Holdings, Ltd.	76,400	157,718
MTR Corp., Ltd.	69,000	411,063
Nexteer Automotive Group, Ltd.	48,000	75,266
NWS Holdings, Ltd.	138,000	286,975
Pacific Textiles Holdings, Ltd.	81,000	68,539
PCCW, Ltd.	617,000	372,038
Power Assets Holdings, Ltd.	70,000	488,262
Shangri-La Asia, Ltd.	50,000	70,889
SmarTone Telecommunication Holdings, Ltd.	80,000	83,375
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	16,000	202,615
Swire Pacific, Ltd., Class B	45,000	89,252
Swire Properties, Ltd.	25,400	103,361
Techtronic Industries Co., Ltd.	53,000	383,534
Tongda Group Holdings, Ltd.	910,000	98,646
Town Health International Medical Group, Ltd.(1)(3)	604,000	26,563
Vitasoy International Holdings, Ltd.	166,000	835,842
VSTECS Holdings, Ltd.	154,000	84,323
VTech Holdings, Ltd.	23,000	210,144
Wharf Real Estate Investment Co., Ltd.	22,000	168,614
Yue Yuen Industrial Holdings, Ltd.	43,000	138,889

		$16,677,929

Ireland — 2.2%
AIB Group PLC	100,300	$465,981
Bank of Ireland Group PLC	126,000	805,457
Cairn Homes PLC(1)	117,000	168,292
CRH PLC	30,800	1,036,134
Dalata Hotel Group PLC	28,800	190,310
Fly Leasing, Ltd. ADR(1)	9,000	132,390
Glanbia PLC	13,900	255,642
Grafton Group PLC	29,000	334,239
Greencore Group PLC	42,726	128,175
Hibernia REIT PLC	297,000	476,372
ICON PLC(1)	6,866	937,758
Irish Continental Group PLC	37,000	208,905
Irish Residential Properties REIT PLC	165,400	292,951
Kerry Group PLC, Class A	7,100	795,262
Kingspan Group PLC	11,950	628,259
Paddy Power Betfair PLC	10,460	877,115
Smurfit Kappa Group PLC	9,000	263,919
UDG Healthcare PLC	34,700	297,897

		$8,295,058

Israel — 2.2%
Airport City, Ltd.(1)	12,070	$200,435
Amot Investments, Ltd.	22,481	132,541
Bank Leumi Le-Israel B.M.	49,930	341,918
Bayside Land Corp.	83	40,716

Security	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd.	832,000	$569,148
Big Shopping Centers, Ltd. (1)	1,000	70,028
Brack Capital Properties NV(1)	284	29,998
Check Point Software Technologies, Ltd.(1)	3,870	467,341
CyberArk Software, Ltd.(1)	1,000	128,930
Delek Automotive Systems, Ltd.	13,963	62,895
Delta-Galil Industries, Ltd.	1,119	33,802
Elbit Systems, Ltd.	5,000	696,998
Electra Consumer Products 1970, Ltd.	7,750	102,312
Electra, Ltd.	510	139,681
First International Bank of Israel, Ltd.	4,135	103,916
Gazit-Globe, Ltd.	11,000	88,794
IDI Insurance Co., Ltd.	2,200	102,788
Inrom Construction Industries, Ltd.	18,751	68,798
Israel Chemicals, Ltd.	181,000	961,071
Israel Discount Bank, Ltd., Series A	69,300	270,525
Kenon Holdings, Ltd.	3,095	60,759
Melisron, Ltd.	3,626	183,244
Mizrahi Tefahot Bank, Ltd.	7,050	152,612
Nice, Ltd.(1)	2,738	377,175
Oil Refineries, Ltd.(1)	592,800	291,209
Paz Oil Co., Ltd.	3,440	501,500
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	4,240	221,570
Reit 1, Ltd.	31,600	143,773
Sella Capital Real Estate, Ltd.	44,539	86,417
Shapir Engineering and Industry, Ltd.	30,000	108,095
Strauss Group, Ltd.	17,550	447,686
Taro Pharmaceutical Industries, Ltd.	1,000	107,410
Teva Pharmaceutical Industries, Ltd. ADR(1)	60,500	920,810

		$8,214,895

Italy — 4.4%
A2A SpA	44,663	$74,750
Amplifon SpA	21,600	415,538
Assicurazioni Generali SpA	21,540	417,920
ASTM SpA	3,850	98,099
Atlantia SpA	22,750	621,092
Autogrill SpA	9,900	96,207
Banca Mediolanum SpA	14,000	102,827
Banca Popolare di Sondrio SCPA	35,600	96,915
Bio-On SpA(1)	3,700	229,234
BPER Banca	16,800	80,772
Brembo SpA	8,900	117,072
Brunello Cucinelli SpA	2,300	83,618
Cementir Holding SpA	35,787	259,876
Cerved Group SpA	9,600	93,822
COSMO Pharmaceuticals NV(1)	3,282	309,612
Datalogic SpA	5,730	135,988
Davide Campari-Milano SpA	93,200	940,200
De’Longhi SpA	3,050	78,180
DiaSorin SpA	5,650	552,326
El.En. SpA	5,604	113,866
Enav SpA(2)	33,000	180,210
Enel SpA	218,956	1,386,465

Security	Shares	Value
Eni SpA	77,000	$1,312,168
Ferrari NV	4,706	638,282
Fincantieri SpA(1)	60,000	73,472
FinecoBank Banca Fineco SpA	8,950	117,889
Hera SpA	40,000	142,390
IMA Industria Macchine Automatiche SpA	2,600	204,453
Infrastrutture Wireless Italiane SpA(2)	68,200	565,309
International Game Technology PLC	5,600	81,928
Interpump Group SpA	6,800	255,709
Intesa Sanpaolo SpA	203,000	531,863
Italgas SpA	24,300	151,790
Leonardo SpA	21,600	249,800
Mediobanca Banca di Credito Finanziario SpA	17,200	182,308
Moncler SpA	6,400	263,131
OVS SpA(1)(2)	51,000	106,424
Pirelli & C SpA(1)(2)	19,600	143,283
Poste Italiane SpA(2)	8,902	95,139
Prada SpA	38,500	108,290
Prysmian SpA	14,500	279,973
Reply SpA	3,300	215,107
Retelit SpA	143,500	245,406
Salvatore Ferragamo SpA	3,800	86,214
Saras SpA	65,200	116,486
Snam SpA	101,700	517,743
Societa Iniziative Autostradali e Servizi SpA	4,176	68,856
STMicroelectronics NV	92,200	1,697,740
Technogym SpA(2)	8,800	107,986
Telecom Italia SpA(1)	2,034,600	1,138,919
Terna Rete Elettrica Nazionale SpA	40,600	243,566
Tod’s SpA	1,500	73,768
Unione di Banche Italiane SpA	29,142	90,978
UnipolSai Assicurazioni SpA	28,030	76,808

		$16,667,767

Japan — 13.4%
Activia Properties, Inc.	50	$208,974
Advance Residence Investment Corp.	55	153,542
Aeon Co., Ltd.	14,600	269,904
Air Water, Inc.	6,900	105,250
Aisin Seiki Co., Ltd.	2,800	108,318
Ajinomoto Co., Inc.	11,700	189,300
Alps Alpine Co., Ltd.	7,800	164,960
Aozora Bank, Ltd.	5,200	127,054
Asahi Intecc Co., Ltd.	4,400	222,899
Asahi Kasei Corp.	29,100	299,915
Astellas Pharma, Inc.	35,500	480,807
Bandai Namco Holdings, Inc.	2,900	139,028
Bridgestone Corp.	6,000	238,022
Calbee, Inc.	7,800	215,985
Canon, Inc.	12,800	355,175
Central Japan Railway Co.	1,500	322,559
Chubu Electric Power Co., Inc.	38,600	561,303
Chugai Pharmaceutical Co., Ltd.	4,700	298,057
Chugoku Bank, Ltd. (The)	9,000	87,151

Security	Shares	Value
Chugoku Electric Power Co., Inc. (The)	29,200	$348,636
Citizen Watch Co., Ltd.	12,000	67,659
Dai Nippon Printing Co., Ltd.	5,700	135,307
Daicel Corp.	9,200	103,212
Daido Steel Co., Ltd.	2,900	118,322
Daiichi Sankyo Co., Ltd.	12,500	618,055
Daikin Industries, Ltd.	2,400	305,567
Daito Trust Construction Co., Ltd.	2,200	294,587
Daiwa House REIT Investment Corp.	77	176,813
Daiwa Securities Group, Inc.	37,700	175,487
DeNA Co., Ltd.	11,700	182,716
Dentsu, Inc.	5,800	237,337
East Japan Railway Co.	2,500	235,605
Eisai Co., Ltd.	5,900	343,561
Ezaki Glico Co., Ltd.	2,200	116,105
FamilyMart UNY Holdings Co., Ltd.	7,200	191,999
FUJIFILM Holdings Corp.	5,800	270,954
Fujitsu, Ltd.	3,700	271,634
GLP J-REIT	205	220,584
Hachijuni Bank, Ltd. (The)	24,100	97,006
Hakuhodo DY Holdings, Inc.	5,000	84,540
Hamamatsu Photonics K.K.	2,800	113,964
Hankyu Hanshin Holdings, Inc.	2,700	100,945
Hirose Electric Co., Ltd.	840	97,356
Hisamitsu Pharmaceutical Co., Inc.	4,100	174,393
Hitachi, Ltd.	14,500	482,244
Hokuhoku Financial Group, Inc.	8,000	88,236
House Foods Group, Inc.	2,400	96,835
Hulic Co., Ltd.	23,800	205,326
Idemitsu Kosan Co., Ltd.	13,013	422,818
Inpex Corp.	56,200	546,759
ITOCHU Corp.	12,000	216,521
Japan Airlines Co., Ltd.	2,000	65,227
Japan Exchange Group, Inc.	11,500	187,790
Japan Hotel REIT Investment Corp.	191	155,453
Japan Post Bank Co., Ltd.	8,600	94,689
Japan Post Holdings Co., Ltd.	24,900	278,871
Japan Prime Realty Investment Corp.	62	247,885
Japan Real Estate Investment Corp.	50	277,158
Japan Retail Fund Investment Corp.	95	181,529
Japan Tobacco, Inc.	16,500	381,276
JFE Holdings, Inc.	13,200	227,144
JSR Corp.	6,500	99,180
JXTG Holdings, Inc.	164,300	799,350
Kajima Corp.	10,500	155,842
Kakaku.com, Inc.	6,900	142,157
Kaneka Corp.	4,000	154,459
Kansai Paint Co., Ltd.	6,000	114,398
Kao Corp.	6,900	532,662
KDDI Corp.	48,300	1,113,196
Keikyu Corp.	5,900	100,807
Keio Corp.	1,400	84,531
Kenedix Office Investment Corp.	30	200,700

Security	Shares	Value
Kewpie Corp.	6,000	$138,982
Keyence Corp.	1,100	687,273
Kintetsu Group Holdings Co., Ltd.	2,700	120,011
Kobe Steel, Ltd.	17,400	133,249
Konami Holdings Corp.	3,900	177,589
Konica Minolta, Inc.	10,000	100,416
Kubota Corp.	12,200	185,748
Kuraray Co., Ltd.	12,500	167,947
Kyushu Electric Power Co., Inc.	30,600	296,337
Lawson, Inc.	2,800	130,732
Lion Corp.	8,700	179,083
M3, Inc.	11,400	203,509
Makita Corp.	4,000	145,934
Marubeni Corp.	30,500	218,550
Maruichi Steel Tube, Ltd.	3,000	82,940
Mazda Motor Corp.	15,000	177,524
Mebuki Financial Group, Inc.	47,600	121,360
MEIJI Holdings Co., Ltd.	3,200	252,243
MISUMI Group, Inc.	4,000	104,444
Mitsubishi Chemical Holdings Corp.	29,800	212,464
Mitsubishi Corp.	11,000	303,024
Mitsubishi Heavy Industries, Ltd.	2,500	104,188
Mitsubishi Materials Corp.	7,400	192,468
Mitsubishi Motors Corp.	16,700	93,780
Mitsubishi Tanabe Pharma Corp.	12,300	154,821
Mitsubishi UFJ Financial Group, Inc.	149,100	739,763
Mitsui & Co., Ltd.	13,600	219,974
Mitsui Chemicals, Inc.	9,100	223,695
Mizuho Financial Group, Inc.	348,000	543,481
Modec, Inc.	4,800	147,593
MS&AD Insurance Group Holdings, Inc.	7,800	242,453
Murata Manufacturing Co., Ltd.	8,400	421,795
NEC Corp.	4,500	151,979
Nexon Co., Ltd.(1)	13,200	187,905
NH Foods, Ltd.	3,000	120,904
Nidec Corp.	2,000	285,677
Nikon Corp.	10,000	139,458
Nintendo Co., Ltd.	2,600	895,480
Nippon Accommodations Fund, Inc.	35	178,846
Nippon Building Fund, Inc.	44	283,334
Nippon Express Co., Ltd.	1,400	76,991
Nippon Kayaku Co., Ltd.	11,400	133,967
Nippon Paint Holdings Co., Ltd.	6,400	243,752
Nippon Paper Industries Co., Ltd.	5,100	101,069
Nippon Prologis REIT, Inc.	100	214,748
Nippon Shokubai Co., Ltd.	1,400	97,394
Nippon Steel Corp.	18,100	323,751
Nippon Telegraph & Telephone Corp.	23,300	969,476
Nissan Chemical Corp.	5,300	236,123
Nissan Motor Co., Ltd.	27,500	220,771
Nissin Foods Holdings Co., Ltd.	2,500	165,454
Nitori Holdings Co., Ltd.	1,600	190,884
Nitto Denko Corp.	3,200	173,015

Security	Shares	Value
NOF Corp.	4,200	$149,716
Nomura Real Estate Master Fund, Inc.	165	241,763
Nomura Research Institute, Ltd.	2,400	117,477
NTT Data Corp.	12,500	145,762
NTT DoCoMo, Inc.	40,800	885,996
Obayashi Corp.	8,800	86,509
Obic Co., Ltd.	1,700	197,362
Odakyu Electric Railway Co., Ltd.	4,900	115,420
Oji Holdings Corp.	32,100	192,615
Okinawa Electric Power Co., Inc. (The)	10,862	179,484
Olympus Corp.	29,200	327,729
Omron Corp.	4,600	247,085
Ono Pharmaceutical Co., Ltd.	15,800	296,807
Oracle Corp. Japan	1,900	130,279
Oriental Land Co., Ltd.	2,200	243,340
Orix JREIT, Inc.	116	203,662
Osaka Gas Co., Ltd.	31,100	575,316
Otsuka Corp.	3,000	117,999
Otsuka Holdings Co., Ltd.	10,300	368,221
Pan Pacific International Holdings Corp.	1,700	109,555
Pigeon Corp.	3,700	158,418
Rakuten, Inc.	18,600	208,088
Recruit Holdings Co., Ltd.	10,300	310,173
Relo Group, Inc.	6,000	163,866
Ricoh Co., Ltd.	15,500	156,813
Rinnai Corp.	1,700	114,689
Ryohin Keikaku Co., Ltd.	400	76,298
Sawai Pharmaceutical Co., Ltd.	1,900	102,087
SECOM Co., Ltd.	2,000	168,263
Seiko Epson Corp.	6,000	96,234
Sekisui Chemical Co., Ltd.	7,200	115,585
Sekisui House Reit, Inc.	278	200,368
Sekisui House, Ltd.	11,000	177,356
Seven & i Holdings Co., Ltd.	13,100	453,356
Seven Bank, Ltd.	26,300	71,547
SG Holdings Co., Ltd.	3,600	96,404
Shimadzu Corp.	10,900	292,374
Shimamura Co., Ltd.	1,000	74,564
Shimano, Inc.	1,300	191,078
Shionogi & Co., Ltd.	5,100	297,906
Shiseido Co., Ltd.	5,700	448,350
Sompo Holdings, Inc.	6,500	245,331
Sony Corp.	9,100	458,350
Sony Financial Holdings, Inc.	7,500	154,208
Subaru Corp.	7,000	171,535
Sumitomo Corp.	9,500	136,162
Sumitomo Mitsui Financial Group, Inc.	19,000	690,578
Sumitomo Mitsui Trust Holdings, Inc.	6,100	212,836
Sumitomo Osaka Cement Co., Ltd.	2,500	101,875
Sumitomo Realty & Development Co., Ltd.	14,200	524,975
Suntory Beverage & Food, Ltd.	4,100	181,299
Suzuki Motor Corp.	4,600	209,915
Sysmex Corp.	4,100	234,938

Security	Shares	Value
T&D Holdings, Inc.	15,400	$166,799
Taiheiyo Cement Corp.	6,000	193,493
Taisei Corp.	2,100	92,400
Taisho Pharmaceutical Holdings Co., Ltd.	2,200	203,500
Takashimaya Co., Ltd.	7,000	78,709
Takeda Pharmaceutical Co., Ltd.	22,600	833,979
TEIJIN, Ltd.	5,500	94,612
Toho Co., Ltd.	4,900	205,772
Toho Gas Co., Ltd.	7,500	309,223
Tohoku Electric Power Co., Inc.	35,700	408,671
Tokio Marine Holdings, Inc.	10,600	537,052
Tokyo Gas Co., Ltd.	25,100	638,598
Tokyo Tatemono Co., Ltd.	17,700	199,790
Tokyu Corp.	6,500	106,116
Tokyu Fudosan Holdings Corp.	35,500	200,286
Toray Industries, Inc.	32,000	218,978
Toshiba Corp.	4,500	149,947
Tosoh Corp.	8,200	132,214
Toyo Seikan Group Holdings, Ltd.	7,500	150,384
Toyo Suisan Kaisha, Ltd.	2,800	106,916
Toyota Motor Corp.	17,200	1,064,860
Trend Micro, Inc.	2,500	124,980
Tsuruha Holdings, Inc.	1,300	110,794
Ube Industries, Ltd.	6,000	128,374
Unicharm Corp.	6,800	224,412
United Urban Investment Corp.	140	223,517
USS Co., Ltd.	5,000	95,979
West Japan Railway Co.	2,500	185,935
Yahoo! Japan Corp.	48,400	129,202
Yakult Honsha Co., Ltd.	3,300	225,309
Yamaguchi Financial Group, Inc.	8,000	59,190
Yamaha Corp.	2,400	124,614
Yamaha Motor Co., Ltd.	7,100	146,416
Yamato Holdings Co., Ltd.	6,600	143,376
Yamazaki Baking Co., Ltd.	8,800	131,096
Yokogawa Electric Corp.	4,800	100,517

		$50,371,864

Netherlands — 4.6%
ABN AMRO Group NV(2)	10,000	$235,523
Accell Group	2,450	69,856
Adyen NV(1)(2)	530	431,949
Aegon NV	27,000	140,944
AerCap Holdings NV(1)	5,400	268,056
Akzo Nobel NV	14,900	1,265,986
Argenx SE(1)	1,410	180,702
ASM International NV	1,781	121,428
ASML Holding NV	9,460	1,975,350
ASR Nederland NV	2,400	106,786
Basic-Fit NV(1)(2)	2,000	70,991
Cimpress NV(1)	1,473	133,159
Corbion NV	17,400	556,624
Eurocommercial Properties NV	4,700	136,377
Euronext NV(2)	1,764	122,566

Security	Shares	Value
GrandVision NV(2)	2,800	$63,010
IMCD NV	2,169	175,373
ING Groep NV	88,500	1,129,262
InterXion Holding NV(1)	2,600	179,894
Koninklijke Ahold Delhaize NV	46,200	1,113,493
Koninklijke KPN NV	274,600	843,943
Koninklijke Philips NV	38,400	1,649,039
Koninklijke Vopak NV	4,900	218,800
NN Group NV	8,750	381,847
NXP Semiconductors NV	7,600	802,712
PostNL NV	28,142	72,999
QIAGEN NV(1)	6,909	267,522
SBM Offshore NV	11,300	209,688
Signify NV(2)	11,700	351,110
Takeaway.com NV(1)(2)	2,700	232,716
TKH Group NV	2,968	159,687
Unilever NV	46,840	2,834,034
uniQure NV(1)	1,800	101,142
Vastned Retail NV	1,000	35,133
Wolters Kluwer NV	9,100	635,157

		$17,272,858

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	39,500	$444,043
Air New Zealand, Ltd.	34,574	61,914
Auckland International Airport, Ltd.	66,312	353,023
Contact Energy, Ltd.	28,474	127,832
Fisher & Paykel Healthcare Corp., Ltd.	35,800	378,723
Fletcher Building, Ltd.	110,500	380,708
Goodman Property Trust	120,709	139,448
Infratil, Ltd.	38,198	110,711
Kiwi Property Group, Ltd.	150,000	154,402
Mercury NZ, Ltd.	47,223	116,772
Precinct Properties New Zealand, Ltd.	121,300	129,673
Pushpay Holdings, Ltd.(1)	28,817	72,821
Restaurant Brands New Zealand, Ltd.	19,660	111,761
SKYCITY Entertainment Group, Ltd.	110,394	300,836
Spark New Zealand, Ltd.	167,384	410,706
Summerset Group Holdings, Ltd.	16,945	63,519
Xero, Ltd.(1)	9,348	359,548
Z Energy, Ltd.	88,000	372,076

		$4,088,516

Norway — 2.2%
Adevinta ASA, Class B(1)	10,600	$104,287
Aker Solutions ASA(1)(2)	20,000	102,680
Atea ASA	22,800	325,932
Austevoll Seafood ASA	16,139	188,017
Borr Drilling, Ltd.(1)	22,000	62,738
Borregaard ASA	15,600	158,370
DNB ASA	28,300	544,186
DNO ASA	44,400	100,802
Elkem ASA(1)(2)	64,400	266,768
Entra ASA(2)	31,460	456,628

Security	Shares	Value
Equinor ASA	27,487	$612,730
Europris ASA(2)	95,000	296,875
Gjensidige Forsikring ASA	7,400	143,900
Golar LNG, Ltd.	5,420	105,907
Grieg Seafood ASA	4,800	55,456
Kongsberg Gruppen ASA	22,500	326,176
Leroy Seafood Group ASA	14,660	106,144
Mowi ASA(1)	25,300	548,896
Nordic Nanovector ASA(1)	15,000	80,077
Norway Royal Salmon ASA	2,400	51,913
REC Silicon ASA(1)	1,637,420	132,616
Salmar ASA	4,000	181,939
Sbanken ASA(2)	7,500	73,821
Scatec Solar ASA(2)	19,000	180,482
Ship Finance International, Ltd.	5,500	70,180
SpareBank 1 SMN	8,400	91,124
Storebrand ASA	27,500	232,411
Telenor ASA	53,000	1,065,398
Tomra Systems ASA	18,200	549,068
Veidekke ASA	20,997	234,951
Yara International ASA	15,600	705,339

		$8,155,811

Portugal — 1.1%
Altri SGPS SA	56,700	$444,545
Banco Comercial Portugues SA(1)	2,352,000	660,190
Corticeira Amorim SGPS SA	6,355	76,583
CTT - Correios de Portugal SA	108,600	307,961
EDP Renovaveis SA	12,421	123,511
EDP - Energias de Portugal SA	113,333	430,061
Galp Energia SGPS SA, Class B	36,479	611,617
Jeronimo Martins SGPS SA	40,550	660,906
NOS SGPS SA	92,554	622,041
REN - Redes Energeticas Nacionais SGPS SA	15,211	43,540
Semapa - Sociedade de Investimento e Gestao	7,300	119,774

		$4,100,729

Singapore — 2.2%
AEM Holdings, Ltd.	100,000	$83,975
Ascendas Real Estate Investment Trust	69,500	153,524
Ascott Residence Trust	72,000	63,497
BOC Aviation, Ltd.(2)	11,800	101,427
CapitaLand Commercial Trust, Ltd.	94,500	135,012
CapitaLand Mall Trust	45,800	81,551
CDL Hospitality Trusts	40,000	47,042
China Aviation Oil Singapore Corp, Ltd.	40,000	40,390
ComfortDelGro Corp., Ltd.	86,500	171,329
DBS Group Holdings, Ltd.	30,600	636,340
Ezion Holdings, Ltd.(1)(3)	1,126,000	28,479
First Resources, Ltd.	40,000	53,812
Flex, Ltd.(1)	63,700	703,248
Frasers Logistics & Industrial Trust	110,000	95,568
Genting Singapore, Ltd.	689,800	500,186
Golden Agri-Resources, Ltd.	650,000	138,204

Security	Shares	Value
Hutchison Port Holdings Trust	196,200	$46,089
Jardine Cycle & Carriage, Ltd.	13,400	350,147
Keppel Infrastructure Trust	325,785	113,780
Keppel REIT	110,000	98,694
Mapletree Commercial Trust	77,600	110,162
Mapletree Industrial Trust	68,200	103,383
Mapletree Logistics Trust	70,400	76,721
Mapletree North Asia Commercial Trust	106,100	106,008
Midas Holdings, Ltd.(1)(3)	480,000	0
Raffles Medical Group, Ltd.	140,800	111,827
Sembcorp Industries, Ltd.	47,500	92,893
Sembcorp Marine, Ltd.(1)	80,000	100,569
Sheng Siong Group, Ltd.	91,200	69,081
Singapore Airlines, Ltd.	22,900	163,170
Singapore Airport Terminal Services, Ltd.	48,200	185,379
Singapore Exchange, Ltd.	40,000	217,187
Singapore Post, Ltd.	72,300	55,270
Singapore Technologies Engineering, Ltd.	75,100	218,842
Singapore Telecommunications, Ltd.	413,000	963,464
StarHub, Ltd.	156,200	178,128
Suntec Real Estate Investment Trust	45,000	61,209
United Overseas Bank, Ltd.	22,300	456,670
Venture Corp., Ltd.	29,800	373,726
Wilmar International, Ltd.	348,000	930,685

		$8,216,668

Spain — 4.1%
Aena SME SA(2)	3,850	$714,821
Almirall SA	9,140	147,494
Amadeus IT Group SA	20,200	1,609,872
Banco Bilbao Vizcaya Argentaria SA	85,837	521,962
Banco de Sabadell SA	163,890	190,823
Bankia SA	48,100	133,221
Bankinter SA	23,700	189,439
Bolsas y Mercados Espanoles SHMSF SA	3,450	97,994
CaixaBank SA	74,626	237,870
Cellnex Telecom SA(2)	9,082	279,763
Cia de Distribucion Integral Logista Holdings SA	4,197	99,573
Construcciones y Auxiliar de Ferrocarriles SA	2,050	96,682
Ebro Foods SA	12,141	256,272
Enagas SA	12,530	357,423
Ence Energia y Celulosa SA	41,378	222,957
Endesa SA	11,000	274,432
Ercros SA	35,810	122,233
Faes Farma SA	22,576	103,613
Ferrovial SA	13,020	321,068
Grifols SA	32,720	909,331
Grifols SA ADR	28,600	547,404
Grupo Catalana Occidente SA	2,596	97,981
Iberdrola SA	124,700	1,133,197
Indra Sistemas SA(1)	10,000	117,936
Industria de Diseno Textil SA	46,096	1,395,723
Lar Espana Real Estate Socimi SA	43,876	344,311
Mapfre SA	54,387	163,389

Security	Shares	Value
Masmovil Ibercom SA(1)	3,750	$82,210
Melia Hotels International SA	8,000	79,294
Merlin Properties Socimi SA	66,965	913,433
Naturgy Energy Group SA	5,600	159,422
NH Hotel Group SA	14,274	77,379
Prosegur Cash SA(2)	47,137	101,369
Prosegur Cia de Seguridad SA	16,517	85,947
Red Electrica Corp. SA	7,578	157,273
Repsol SA	72,100	1,223,443
Siemens Gamesa Renewable Energy SA	16,900	303,532
Tecnicas Reunidas SA	3,280	97,956
Telefonica SA	150,161	1,251,945
Telepizza Group SA(2)	11,173	75,333
Tubacex SA	34,340	106,743

		$15,402,063

Sweden — 4.3%
AAK AB	18,550	$301,506
Alfa Laval AB	6,950	161,321
Arjo AB, Class B	39,200	145,519
Assa Abloy AB, Class B	12,450	266,151
Attendo AB(2)	20,200	110,069
Avanza Bank Holding AB	21,500	172,206
Betsson AB(1)	10,000	75,908
BillerudKorsnas AB	24,100	327,612
BioGaia AB, Class B	2,949	143,058
Bonava AB, Class B	9,800	124,798
Castellum AB	23,000	413,527
Dios Fastigheter AB	19,400	138,107
Dometic Group AB(2)	18,000	164,444
Elekta AB, Class B	38,800	460,206
Epiroc AB, Class A(1)	16,126	166,704
Epiroc AB, Class B(1)	11,200	110,833
Essity Aktiebolag, Class B	34,200	1,014,061
Fabege AB	24,200	336,130
Granges AB	12,300	133,547
Hennes & Mauritz AB, Class B	39,000	680,509
Hexagon AB, Class B	10,500	573,638
Hexpol AB	46,472	362,994
Holmen AB, Class B	14,400	302,832
Hufvudstaden AB, Class A	11,335	188,878
Husqvarna AB, Class B	21,100	192,651
Indutrade AB	3,149	96,280
JM AB	7,000	133,338
Karo Pharma AB	29,600	118,461
Kungsleden AB	20,778	157,874
Lundin Petroleum AB	24,146	786,343
Modern Times Group MTG AB, Class B	15,300	197,676
Mycronic AB	4,200	58,966
NCC AB, Class B	4,080	67,461
NetEnt AB	26,464	84,107
Nibe Industrier AB, Class B	6,212	83,520
Nordic Entertainment Group AB, Class B(1)	6,600	168,177
Nyfosa AB(1)	21,257	126,562

Security	Shares	Value
Pandox AB	5,668	$97,262
Paradox Interactive AB	4,600	70,588
RaySearch Laboratories AB(1)	6,321	80,326
Recipharm AB, Class B(1)	10,000	143,055
Saab AB, Class B	1,818	59,848
Sandvik AB	19,450	360,182
Scandic Hotels Group AB(2)	11,600	107,986
Securitas AB, Class B	6,225	108,854
Skandinaviska Enskilda Banken AB, Class A	58,500	558,535
Skanska AB, Class B	9,000	156,727
Svenska Cellulosa AB SCA, Class B	64,000	558,710
Svenska Handelsbanken AB, Class A	43,904	479,567
Swedbank AB, Class A	27,200	444,427
Swedish Match AB	9,263	451,660
Swedish Orphan Biovitrum AB(1)	20,400	372,232
Tele2 AB, Class B	33,300	444,872
Telefonaktiebolaget LM Ericsson, Class B	113,700	1,124,740
Telia Co. AB	187,000	796,718
Thule Group AB(2)	5,900	137,446
Trelleborg AB, Class B	7,200	119,079
Wallenstam AB, Class B	24,800	238,666

		$16,057,454

Switzerland — 8.9%
Adecco Group AG	6,900	$396,426
Alcon, Inc.(1)	5,765	331,999
Allreal Holding AG	2,465	393,347
ALSO Holding AG	1,183	148,454
Ascom Holding AG	5,950	81,182
Baloise Holding AG	1,940	332,596
Banque Cantonale Vaudoise	202	159,494
Belimo Holding AG	28	147,100
BKW AG	2,892	184,387
Cembra Money Bank AG	2,620	243,323
Clariant AG	36,300	746,852
Comet Holding AG	2,450	243,555
Compagnie Financiere Richemont SA, Class A	47,608	3,480,256
Daetwyler Holding AG, Bearer Shares	950	147,306
DKSH Holding AG	2,430	149,225
dormakaba Holding AG	270	203,956
Emmi AG	330	291,142
Ems-Chemie Holding AG	1,209	732,157
Flughafen Zurich AG	1,375	226,667
Forbo Holding AG	412	661,904
Galenica AG(2)	1,668	85,103
Geberit AG	1,480	620,577
Georg Fischer AG	250	243,143
Givaudan SA	618	1,600,190
Helvetia Holding AG	372	236,396
Huber + Suhner AG	2,145	171,530
Inficon Holding AG	450	253,019
Intershop Holding AG	234	114,670
Julius Baer Group, Ltd.	8,121	392,284
Komax Holding AG	700	160,706

Security	Shares	Value
Kuehne & Nagel International AG	2,225	$323,414
Landis+Gyr Group AG	4,400	307,888
LEM Holding SA	53	72,524
Mobimo Holding AG	1,468	338,506
Nestle SA	46,600	4,486,536
Novartis AG	26,400	2,163,218
Panalpina Welttransport Holding AG	1,300	278,687
Pargesa Holding SA, Bearer Shares	2,500	196,472
Partners Group Holding AG	594	448,033
PSP Swiss Property AG	6,140	626,513
Roche Holding AG PC	7,300	1,926,202
Roche Holding AG, Bearer Shares	473	123,750
Schindler Holding AG	1,316	279,787
Schindler Holding AG PC	1,962	424,037
SFS Group AG	1,782	164,585
SGS SA	238	627,975
Sika AG	10,097	1,547,083
Sonova Holding AG	585	118,160
Sulzer AG	1,130	119,244
Sunrise Communications Group AG(2)	3,608	239,579
Swiss Life Holding AG	900	423,115
Swiss Re AG	7,050	678,758
Swisscom AG	2,630	1,225,459
Tecan Group AG	371	83,754
Temenos AG	6,842	1,138,151
u-blox Holding AG	2,140	179,607
Valiant Holding AG	1,138	127,617
Valora Holding AG	1,820	463,248
Vontobel Holding AG	3,573	210,699
Zurich Insurance Group AG	3,497	1,114,731

		$33,636,278

United Kingdom — 9.3%
3i Group PLC	15,400	$215,483
Admiral Group PLC	3,026	87,162
Antofagasta PLC	17,000	202,092
Ascential PLC	35,432	164,912
Assura PLC	171,909	133,744
AstraZeneca PLC	15,355	1,143,944
Atlantica Yield PLC	8,200	168,018
Auto Trader Group PLC(2)	41,742	308,572
Avast PLC(1)(2)	45,000	178,154
Aveva Group PLC	4,558	199,155
Aviva PLC	42,900	240,932
B&M European Value Retail SA	21,315	109,885
Babcock International Group PLC	11,872	81,497
BAE Systems PLC	37,500	241,023
Barratt Developments PLC	16,000	125,869
Berkeley Group Holdings PLC	3,100	152,076
BHP Group PLC	26,800	632,602
Big Yellow Group PLC	8,638	117,453
BP PLC	214,000	1,556,144
British American Tobacco PLC	21,795	853,251
BT Group PLC	234,000	698,259

Security	Shares	Value
BTG PLC(1)	10,830	$118,071
Bunzl PLC	6,100	183,983
Burberry Group PLC	6,550	172,638
Carnival PLC	2,885	152,947
Centrica PLC	347,600	483,222
Cineworld Group PLC	50,500	209,560
Cobham PLC(1)	77,000	116,099
Coca-Cola European Partners PLC	26,100	1,398,699
Compass Group PLC	21,200	482,382
Computacenter PLC	8,800	138,669
ConvaTec Group PLC(2)	54,000	97,804
Croda International PLC	3,788	256,570
Cushman & Wakefield PLC(1)	10,700	210,148
Daily Mail & General Trust PLC, Class A	14,791	126,876
Dechra Pharmaceuticals PLC	4,650	161,613
Derwent London PLC	6,559	271,463
Direct Line Insurance Group PLC	15,813	68,044
DS Smith PLC	32,520	151,890
Electrocomponents PLC	32,000	269,835
Elementis PLC	29,679	63,095
Equiniti Group PLC(2)	31,115	87,217
Essentra PLC	15,665	86,393
Euromoney Institutional Investor PLC	5,501	88,203
Experian PLC	10,400	302,733
F&C Commercial Property Trust, Ltd.	51,629	82,826
Ferguson PLC	3,830	272,565
FirstGroup PLC(1)	47,376	68,356
Fresnillo PLC	9,748	95,475
GlaxoSmithKline PLC	60,700	1,246,973
Great Portland Estates PLC	15,800	155,708
Greene King PLC	13,600	113,899
Halma PLC	21,501	505,911
Hammerson PLC	50,500	212,472
Howden Joinery Group PLC	23,000	152,740
HSBC Holdings PLC	115,000	1,001,991
Imperial Brands PLC	11,971	380,895
Indivior PLC(1)	190,000	94,918
Informa PLC	43,800	445,360
Inmarsat PLC	40,064	285,609
Intertek Group PLC	3,900	272,781
Johnson Matthey PLC	5,200	226,847
Kingfisher PLC	66,000	227,580
Land Securities Group PLC	36,200	436,280
Legal & General Group PLC	64,000	232,738
Lloyds Banking Group PLC	478,000	390,925
London Stock Exchange Group PLC	3,660	239,962
LondonMetric Property PLC	56,300	148,605
Marks & Spencer Group PLC	46,700	174,203
Meggitt PLC	11,454	81,505
Merlin Entertainments PLC(2)	20,000	95,642
Micro Focus International PLC	21,736	550,975
Mimecast, Ltd.(1)	2,500	128,775
Mondi PLC	9,300	204,370

Security	Shares	Value
National Grid PLC	150,290	$1,646,567
NCC Group PLC	32,556	74,150
Next PLC	3,170	238,681
Pearson PLC	31,300	339,069
Persimmon PLC	7,100	207,411
Playtech PLC	12,000	68,621
Primary Health Properties PLC	90,643	155,532
Provident Financial PLC(1)	10,491	72,834
Reckitt Benckiser Group PLC	9,030	730,585
RELX PLC	24,500	562,903
Rentokil Initial PLC	39,000	198,752
Rightmove PLC	44,000	311,128
Rio Tinto PLC	14,600	851,750
Rolls-Royce Holdings PLC	2,080,300	2,713
Rolls-Royce Holdings PLC, C Shares	29,300	350,883
Royal Bank of Scotland Group PLC	50,000	156,567
Royal Dutch Shell PLC, Class A	46,600	1,484,743
Royal Mail PLC	29,400	97,008
RPC Group PLC	11,288	116,344
RSA Insurance Group PLC	15,500	109,881
Safestore Holdings PLC	11,400	95,806
Segro PLC	56,000	496,192
Severn Trent PLC	15,300	407,263
Shaftesbury PLC	18,300	205,117
Smith & Nephew PLC	11,900	230,057
Spectris PLC	8,200	294,634
Spirax-Sarco Engineering PLC	959	103,397
SSP Group PLC	11,363	103,283
St. James’s Place PLC	10,600	155,558
Standard Life Aberdeen PLC	23,890	87,044
TalkTalk Telecom Group PLC	127,917	207,255
Tate & Lyle PLC	25,503	255,611
Taylor Wimpey PLC	52,000	123,282
Travis Perkins PLC	3,900	71,162
Tritax Big Box REIT PLC	103,900	201,528
Unilever PLC	11,540	699,498
UNITE Group PLC (The)	18,800	231,069
United Utilities Group PLC	43,300	469,720
Victrex PLC	4,400	139,960
WH Smith PLC	2,540	67,956
Whitbread PLC	3,020	175,822
William Hill PLC	63,000	132,344
WM Morrison Supermarkets PLC	81,700	230,281

		$34,795,228

United States — 0.0%(4)
KLA-Tencor Corp.	434	$55,294

		$55,294

Total Common Stocks (identified cost $336,854,512)		$370,241,351

Rights(1) — 0.0%

Security	Shares	Value
BUWOG AG(3)	3,930	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(5)	2,806,501	$2,806,501

Total Short-Term Investments (identified cost $2,806,297)		$2,806,501

Total Investments — 99.2% (identified cost $339,660,809)		$373,047,852

Other Assets, Less Liabilities — 0.8%		$2,934,360

Net Assets — 100.0%		$375,982,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $11,131,800 or 3.0% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $22,058.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.7%	$141,948,811
Japanese Yen	13.4	50,371,864
Swiss Franc	9.2	34,747,923
British Pound Sterling	9.1	34,040,182
Australian Dollar	8.6	32,510,013
Swedish Krona	4.4	16,549,163
Hong Kong Dollar	4.1	15,405,342
United States Dollar	3.7	13,747,006
Norwegian Krone	2.2	8,094,469
Danish Krone	2.1	7,947,803
Singapore Dollar	2.0	7,365,904
Israeli Shekel	1.7	6,590,404
New Zealand Dollar	1.0	3,728,968

Total Investments	99.2%	$373,047,852

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.8%	$40,596,434
Industrials	10.7	40,377,864
Consumer Staples	10.6	39,903,532
Health Care	9.7	36,292,309
Information Technology	9.4	35,228,184
Consumer Discretionary	9.3	34,970,491
Materials	9.1	34,377,113
Communication Services	8.7	32,651,169
Real Estate	7.9	29,571,614
Utilities	6.9	25,954,079
Energy	5.4	20,318,562
Short-Term Investments	0.7	2,806,501

Total Investments	99.2%	$373,047,852

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$2,256,709	$110,350,266		$55,042	$112,662,017
Developed Europe	6,582,665	242,726,480		—	249,309,145
Developed Middle East	1,624,491	6,590,404		—	8,214,895
North America	55,294	—		—	55,294
Total Common Stocks	$10,519,159	$359,667,150	**	$55,042	$370,241,351
Rights	$—	$—		$0	$0
Warrants	—	0		—	0
Short-Term Investments	—	2,806,501		—	2,806,501
Total Investments	$10,519,159	$362,473,651		$55,042	$373,047,852

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.